CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	$ 6,397	$ 23,229
Interest-bearing deposits in banks	203,537	51,503
Federal funds sold	74,022	10,175
Total cash and cash equivalents	283,956	84,907
Securities available for sale, at fair value	132,172	114,001
Securities held to maturity, at amortized cost	19,672	0
Other equity securities, at fair value	9,232	5,017
Restricted equity securities, at cost	2,600	3,224
Loans held for sale	2,400	5,696
Loans, net of unearned income	1,250,300	1,030,115
Less allowance for loan losses	14,844	11,859
Loans, net	1,235,456	1,018,256
Premises and equipment, net	27,044	24,426
Accrued interest receivable	4,170	4,243
Bank owned life insurance	22,201	22,458
Annuities	12,888	12,903
Foreclosed assets	2,930	10,224
Goodwill	16,862	16,862
Core deposit intangible	1,500	1,764
Other assets	9,509	8,525
Total assets	1,782,592	1,332,506
Deposits:
Noninterest-bearing	541,546	290,867
Interest-bearing	1,014,905	848,794
Total deposits	1,556,451	1,139,661
Other borrowings	12,498	7,975
FHLB advances		30,900
Subordinated notes	0	4,493
Accrued interest payable	132	278
Other liabilities	10,363	8,543
Total liabilities	1,605,394	1,191,850
Stockholders' equity:
Preferred stock, $0.01 par value, 1,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2021 and December 31, 2020	0	0
Common stock, $5 par value, 30,000,000 shares authorized; 9,012,857 and 7,678,195 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	45,064	38,391
Capital surplus	80,640	65,327
Retained earnings	49,858	34,183
Accumulated other comprehensive income	2,113	3,194
Unvested restricted stock	(477)	(439)
Total stockholders' equity	177,198	140,656
Total liabilities and stockholders' equity	$ 1,782,592	$ 1,332,506